UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.5%

	MUNICIPAL BONDS – 97.5%

	Alabama – 0.2%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 180,283
	System Inc., Series 2005A, 5.000%, 11/15/30
125	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	124,770
	College Project, Series 2015, 5.000%, 4/15/27
305	Total Alabama			305,053
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	173,831
	Arizona – 2.6%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
60	5.000%, 2/01/20	No Opt. Call	BBB+	67,905
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	313,783
55	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	No Opt. Call	A2	64,517
	Series 2014A, 5.000%, 12/01/24
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	468,176
685	5.000%, 7/01/26	7/22 at 100.00	A1	748,328
685	5.000%, 7/01/27	7/22 at 100.00	A1	739,725
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	A3	103,266
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
150	5.000%, 12/01/17	No Opt. Call	A–	161,682
110	5.250%, 12/01/19	No Opt. Call	A–	124,450
35	5.000%, 12/01/32	No Opt. Call	A–	38,071
500	5.000%, 12/01/37	No Opt. Call	A–	541,720
3,095	Total Arizona			3,371,623
	Arkansas – 0.6%
500	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A–	510,645
	Company Project, Series 2013, 2.375%, 1/01/21
315	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	A3(4)	315,054
	NPFG Insured (ETM)
815	Total Arkansas			825,699
	California – 6.0%
300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	No Opt. Call	A	359,562
	Series 2013A, 5.000%, 10/01/23
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	126,536
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	161,966
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
500	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	No Opt. Call	AA–	584,690
	Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	N/R	290,980
	Management Inc., Series 2015A-1, 3.375%, 7/01/25 (WI/DD, Settling 7/01/15) (Alternative
	Minimum Tax)
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	608,034
125	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB–	136,390
	University Medical Center, Series 2014A, 5.250%, 12/01/29
210	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	226,004
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	271,378
	2012, 5.000%, 1/01/24
560	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	534,290
	Bonds, Series 2007A-1, 4.500%, 6/01/27
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills	9/24 at 100.00	N/R	105,978
	Improvement Area A & C, Series 2014C, 5.000%, 9/01/32
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA	387,663
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	263,475
250	5.000%, 9/01/22 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	263,475
500	5.000%, 9/01/23 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	526,950
295	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	254,957
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA	1,378,700
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	39,298
	2013A, 5.750%, 6/01/44
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	784,080
	2011, 0.000%, 8/01/37
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	459,334
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29
9,255	Total California			7,763,740
	Colorado – 0.9%
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
155	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	90,359
75	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	35,275
10	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%,	No Opt. Call	AA–	11,010
	9/01/18 – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	AA–	328,720
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	526,465
	Series 2013, 5.000%, 12/01/20
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	226,028
	Activity Bonds, Series 2010, 6.000%, 1/15/41
1,940	Total Colorado			1,217,857
	Connecticut – 0.7%
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	892,170
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	179,874
	5.000%, 7/01/28
	District of Columbia – 0.5%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	123,133
	Issue, Series 2013, 5.000%, 10/01/30
380	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	468,369
	Series 2001, 6.500%, 5/15/33
500	Total District of Columbia			591,502
	Florida – 7.0%
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds,
	Series 2015A-1:
545	5.000%, 6/01/22	12/21 at 100.00	AA–	623,398
365	5.000%, 6/01/25	12/24 at 100.00	AA–	423,754
600	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series	No Opt. Call	AA– (4)	618,798
	2007A, 5.000%, 3/01/16 – NPFG Insured (ETM)
180	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	187,992
	Bonds, Series 2009A-1, 5.375%, 6/01/16
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	AA–	176,160
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	AA–	55,050
455	5.000%, 6/01/20	No Opt. Call	AA–	519,291
370	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	408,602
	Series 2013, 6.000%, 11/01/33
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	654,906
	5.000%, 7/01/19 – NPFG Insured
150	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	154,291
370	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	N/R (4)	385,988
	(Pre-refunded 6/01/16)
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,
	Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA	11,245
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	11,243
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	835,785
	5.000%, 10/01/20
270	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	AA	271,091
	8/01/25 – AMBAC Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22	10/15 at 100.00	AA (4)	2,024,080
	(Pre-refunded 10/01/15) – AMBAC Insured
75	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB	82,286
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31
90	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	94,751
	11/01/16 (ETM)
720	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	776,513
	Obligation Group, Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
120	5.000%, 9/01/22	No Opt. Call	A+	139,118
350	5.000%, 9/01/23	9/22 at 100.00	A+	400,827
185	5.000%, 9/01/25	9/22 at 100.00	A+	211,910
8,425	Total Florida			9,067,079
	Georgia – 1.0%
270	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AA– (4)	301,846
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,033,596
	Refunding Series 2012C, 5.250%, 10/01/23
1,170	Total Georgia			1,335,442
	Guam – 0.1%
140	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	157,318
	5.500%, 7/01/43
	Hawaii – 0.2%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	220,060
	University, Series 2013A, 6.250%, 7/01/27
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	100,816
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.0%
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,528,500
	2006, 5.000%, 12/01/21 – NPFG Insured
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	350,753
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA	2,123,020
	AGC Insured
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	480,912
150	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 4.625%, 9/01/39	9/24 at 100.00	BBB	146,261
245	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A,	7/18 at 100.00	A+	265,617
	5.500%, 7/01/38
655	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	705,972
	5.750%, 11/15/37
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa3	256,868
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	A–	395,630
325	5.000%, 2/01/26	2/24 at 100.00	A–	343,645
290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	295,699
425	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	434,728
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A–	422,982
325	5.000%, 8/01/21	No Opt. Call	A–	352,823
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,080,900
275	5.000%, 8/01/23	No Opt. Call	A–	297,187
	Illinois State, General Obligation Bonds, Series 2006A:
15	5.000%, 6/01/24	12/16 at 100.00	A–	15,505
10	5.000%, 6/01/27	12/16 at 100.00	A–	10,228
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	234,099
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	311,523
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	A–	305,516
240	5.500%, 7/01/26	7/23 at 100.00	A–	260,172
1,380	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,286,602
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA	735,050
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
715	5.000%, 6/01/19	No Opt. Call	A	804,039
1,000	5.250%, 6/01/21	No Opt. Call	A	1,156,340
60	6.250%, 6/01/24	6/16 at 100.00	A	63,112
580	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	660,202
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	545,875
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College	6/18 at 100.00	AA	391,341
	District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008, 5.750%, 6/01/28
570	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	633,070
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
16,215	Total Illinois			16,894,171
	Indiana – 2.0%
190	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	184,602
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
250	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	263,703
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
175	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	191,082
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A,	10/24 at 100.00	A	156,821
	5.000%, 10/01/31
255	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA–	288,953
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	260,255
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding	8/24 at 100.00	A	279,997
	Series 2014, 5.000%, 2/01/29
865	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A	865,614
	Project, Series 2008, 1.875%, 6/01/44 (Mandatory put 10/01/19)
2,375	Total Indiana			2,491,027
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	546,115
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	359,016
	Project, Series 2013, 5.000%, 12/01/19
835	Total Iowa			905,131
	Kansas – 0.1%
100	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	No Opt. Call	A+	117,003
	System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22
95	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	69,102
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
195	Total Kansas			186,105
	Kentucky – 1.3%
350	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	371,122
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
460	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	496,395
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	382,969
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A+	150,849
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory
	put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A1	322,826
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory
	put 4/03/17)
1,620	Total Kentucky			1,724,161
	Louisiana – 0.9%
210	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power	No Opt. Call	BBB	209,332
	Company Project, Refunding Series 2010, 1.600%, 1/01/19
55	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A1	57,033
	5.000%, 6/01/23 – AMBAC Insured
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1:
155	5.875%, 6/01/23	6/18 at 100.00	AA	174,132
10	6.000%, 6/01/24	6/18 at 100.00	AA	11,288
300	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	316,596
	Series 2007A, 5.250%, 5/15/38
400	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	434,668
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
1,130	Total Louisiana			1,203,049
	Maine – 0.0%
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	39,795
	Massachusetts – 1.1%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	517,955
	5.000%, 10/01/19
185	Massachusetts Development Finance Agency, Revenue Bonds, Roxbury Latin School, Series 2014A,	7/25 at 100.00	AA–	176,960
	3.250%, 7/01/33
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	9/15 at 100.00	N/R	100,358
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	471,683
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
100	5.000%, 8/15/18 – AMBAC Insured	8/17 at 100.00	AA+	109,110
60	5.000%, 8/15/20 – AMBAC Insured	8/17 at 100.00	AA+	65,287
1,415	Total Massachusetts			1,441,353
	Michigan – 1.5%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	248,840
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
155	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/15 at 100.00	A3	155,093
50	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AA–	50,683
	7/01/35 – NPFG Insured
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	175,176
	7/01/29 – FGIC Insured
845	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	10/15 at 100.00	A–	845,507
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18 – NPFG Insured
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	529,415
	Refunding Series 2010C, 5.000%, 12/01/16
2,100	Total Michigan			2,004,714
	Mississippi – 0.2%
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/15 at 100.00	Baa2	243,547
	Series 2006A, 4.800%, 8/01/30
	Missouri – 3.6%
	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex,
	Series 2006:
390	4.500%, 12/01/25 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	411,680
535	5.000%, 12/01/26 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	568,518
505	5.000%, 12/01/27 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	536,638
310	5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	329,422
1,060	4.500%, 12/01/31 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	1,118,925
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	108,262
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
1,070	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,232,073
	2005, 5.500%, 7/01/19 – NPFG Insured
260	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	299,068
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
4,230	Total Missouri			4,604,586
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	265,138
	Series 2013A, 5.000%, 7/01/33
150	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	9/15 at 100.00	AA– (4)	164,190
410	Total Montana			429,328
	Nebraska – 0.1%
5	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	4,847
	Hospital Project, Series 2014, 4.000%, 5/15/33
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	110,032
	Series 2012, 4.000%, 6/15/23
105	Total Nebraska			114,879
	Nevada – 2.1%
1,325	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,536,695
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	285,905
	8.000%, 6/15/30
50	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding	No Opt. Call	N/R	53,460
	Bonds, Series 2013, 5.000%, 6/01/22
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	886,112
	Refunding Series 2011, 5.000%, 7/01/23
2,400	Total Nevada			2,762,172
	New Jersey – 5.2%
130	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	130,702
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
120	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	125,990
	6/15/16 – RAAI Insured (ETM)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
150	4.000%, 6/15/19	No Opt. Call	BBB+	159,578
280	5.000%, 6/15/20	No Opt. Call	BBB+	310,257
150	5.000%, 6/15/21	No Opt. Call	BBB+	167,282
335	5.000%, 6/15/22	No Opt. Call	BBB+	373,977
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	390,302
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	232,031
500	5.000%, 6/15/25	6/22 at 100.00	BBB+	548,340
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	163,321
100	4.250%, 6/15/27	6/22 at 100.00	BBB+	102,840
300	5.000%, 6/15/28	No Opt. Call	BBB+	322,740
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	242,642
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
50	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	53,316
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,660	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	613,619
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	1,642,608
	5.000%, 12/15/23
320	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	359,830
170	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	185,973
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	No Opt. Call	A3	247,375
	2012Q, 3.000%, 1/01/22
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
210	4.500%, 6/01/23	6/17 at 100.00	BB	210,134
100	4.625%, 6/01/26	6/17 at 100.00	B+	95,774
7,270	Total New Jersey			6,678,631
	New Mexico – 1.0%
715	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison	No Opt. Call	Aa3	710,074
	Company, Four Corners Project, Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)
490	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding	8/19 at 100.00	Aa3	552,593
	Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)
1,205	Total New Mexico			1,262,667
	New York – 7.4%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	253,271
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,
	Catholic Health System, Inc. Project, Series 2015:
145	5.000%, 7/01/23	No Opt. Call	BBB+	166,499
185	5.000%, 7/01/24	No Opt. Call	BBB+	212,822
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA	902,047
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
435	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	493,316
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
195	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	164,810
55	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	42,784
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
145	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	149,307
220	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	227,964
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B:
25	5.000%, 12/01/35 – AGM Insured	6/16 at 100.00	AA	25,868
200	5.000%, 12/01/35	6/16 at 100.00	A–	206,774
400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A–	416,792
	5.000%, 9/01/35
405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D,	9/16 at 100.00	AA–	422,877
	5.000%, 9/01/25 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
205	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	217,398
460	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	487,683
10	4.000%, 12/01/18 – NPFG Insured	No Opt. Call	AA–	10,348
220	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	232,725
220	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	232,725
190	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%,	11/16 at 100.00	AA–	200,722
	5/01/19 – NPFG Insured
825	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	No Opt. Call	AA–	818,590
	York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20)
	(Alternative Minimum Tax)
1,475	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	1,666,647
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA	389,387
565	5.000%, 6/01/18	No Opt. Call	AA	628,562
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2013B:
260	5.000%, 6/01/21	6/16 at 100.00	AA	271,099
220	5.000%, 6/01/22	6/17 at 100.00	AA	237,378
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	474,776
	Series 2013B, 5.000%, 11/15/21
8,810	Total New York			9,553,171
	North Dakota – 0.8%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center
	Project, Series 2014A:
200	5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	236,578
650	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	768,878
850	Total North Dakota			1,005,456
	Ohio – 3.9%
80	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Aa1	84,890
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,091,190
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	502,267
	Series 2013, 5.000%, 6/15/43
250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	276,675
	Series 2008C, 5.500%, 8/15/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	26,848
30	4.000%, 10/01/19	No Opt. Call	A1	32,638
40	4.000%, 10/01/20	No Opt. Call	A1	43,708
45	5.000%, 10/01/21	No Opt. Call	A1	51,648
35	5.000%, 10/01/22	No Opt. Call	A1	40,337
175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	182,985
	FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	102,280
	FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,645,440
	Convertible Series 2013A-3, 0.000%, 2/15/34
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,015,000
	4.500%, 12/01/15
5,585	Total Ohio			5,095,906
	Pennsylvania – 9.0%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	947,819
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	AA	101,691
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	206,760
	Series 2009, 7.750%, 12/15/27
10	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	A	10,750
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.000%, 6/01/17
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Baa2	499,030
	Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory
	put 9/01/20)
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Baa2	499,990
	Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory
	put 4/01/20)
220	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert	10/19 at 100.00	Baa2 (4)	256,447
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	590,730
	Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	298,462
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	No Opt. Call	BBB	264,019
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (Alternative
	Minimum Tax)
225	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	243,538
	Bonds, Series 2012B, 5.000%, 1/01/22
180	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	180,036
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/15 at 100.00	AA (4)	245,340
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	127,863
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	614,411
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	7/15 at 100.00	A–	4,135,574
	AMBAC Insured
875	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (4)	1,013,364
	NPFG Insured (ETM)
885	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA	1,008,918
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	370,326
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
10,990	Total Pennsylvania			11,615,068
	Puerto Rico – 0.0%
20	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 0.000%,	No Opt. Call	CCC–	15,995
	7/01/19 – AMBAC Insured
	Rhode Island – 0.2%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	218,388
	Health System, Series 2013A, 5.500%, 9/01/28
	South Carolina – 4.6%
515	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	545,993
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3 (4)	1,827,934
	1/01/19 – FGIC Insured (ETM)
3,035	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3	3,570,192
	1/01/19 – FGIC Insured
5,090	Total South Carolina			5,944,119
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	1,043,830
	Series 2007, 5.000%, 11/01/27
	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
100	4.000%, 1/01/22	No Opt. Call	A	109,171
180	5.000%, 1/01/23	No Opt. Call	A	209,875
280	Total Tennessee			319,046
	Texas – 11.1%
545	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	548,139
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series 2007:
130	5.000%, 5/01/23 – SYNCORA GTY Insured	5/17 at 100.00	A+	139,433
15	5.000%, 5/01/24 – SYNCORA GTY Insured	5/17 at 100.00	A+	16,080
40	5.000%, 5/01/25 – SYNCORA GTY Insured	5/17 at 100.00	A+	42,819
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A+	11,490
	2010, 5.875%, 5/01/40
135	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	139,220
	4.500%, 5/01/25 – NPFG Insured
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds, Series 2009:
45	5.000%, 5/01/29	5/19 at 100.00	A+	48,978
135	5.000%, 5/01/39	5/19 at 100.00	A+	143,265
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	9/15 at 100.00	N/R	2,250
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/15) (5)
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB	605,635
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	1,972,819
	2006, 5.000%, 8/15/20 (Pre-refunded 8/15/16)
155	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	No Opt. Call	A3	179,806
	2014C, 5.000%, 11/15/24
395	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	AA	457,777
	2014A, 5.000%, 11/15/26 – AGM Insured
35	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	36,415
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
140	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	146,905
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
860	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	N/R (4)	908,263
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25 (Pre-refunded 9/01/16)
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	367,775
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB+	303,240
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	218,050
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Baa2	105,619
100	5.250%, 12/01/28	12/25 at 100.00	Baa2	107,697
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	Aa2	461,992
380	5.000%, 8/15/25	8/22 at 100.00	Aa2	434,275
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	877,425
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA+	88,781
490	0.000%, 9/01/45	9/31 at 100.00	AA+	478,681
455	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A,	No Opt. Call	A2	535,103
	5.000%, 1/01/23
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F:
380	5.750%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	A3 (4)	424,555
2,980	5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A3 (4)	3,329,405
665	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	9/15 at 100.00	A–	663,158
	2006B, 0.742%, 12/15/17
110	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	118,131
	2012, 5.000%, 12/15/32
465	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	510,677
	Refunding Series 2015C, 5.000%, 8/15/31
13,440	Total Texas			14,423,858
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	567,431
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.4%
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	539,835
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
	Washington – 1.7%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,149,687
	Center, Series 2011A, 5.375%, 1/01/31
455	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	485,735
	1989B, 7.125%, 7/01/16 – NPFG Insured
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	Baa3	627,056
	Whidbey General Series 2013, 5.500%, 12/01/33
2,090	Total Washington			2,262,478
	Wisconsin – 3.7%
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	831,776
15	5.000%, 4/01/22	No Opt. Call	Aa3	17,553
325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A	367,013
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	764,005
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	AA	32,582
	Inc., Refunding 2012C, 5.000%, 8/15/17
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18	8/16 at 100.00	A–	524,250
180	5.250%, 8/15/34	8/16 at 100.00	A–	184,360
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	1,725,180
	Inc., Series 2015, 5.000%, 12/15/26
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
40	5.000%, 5/01/21	5/19 at 100.00	AA–	45,244
35	5.375%, 5/01/25	5/19 at 100.00	AA–	39,893
40	5.625%, 5/01/28	5/19 at 100.00	AA–	46,119
150	6.000%, 5/01/33	5/19 at 100.00	AA–	175,416
4,245	Total Wisconsin			4,753,391
$ 122,585	Total Municipal Bonds (cost $120,544,029)			126,545,352

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 17	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 2,986
4	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	590
$ 21	Total Corporate Bonds (cost $1,880)				3,576
	Total Long-Term Investments (cost $120,545,909)				126,548,928

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.0%

	MUNICIPAL BONDS – 1.0%

	California – 0.2%
$ 100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 100,026
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,026
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,026
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
300	Total California			300,078
	Michigan-0.8%
1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	No Opt. Call	A–1	1,010,680
	Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17) (8)
$ 1,300	Total Short-Term Investments (cost $1,300,000)			1,310,758
	Total Investments (cost $121,845,909) – 98.5%			127,859,686
	Other Assets Less Liabilities – 1.5%			1,955,541
	Net Assets – 100%			$ 129,815,227

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$126,545,352	$ —	$126,545,352
Corporate Bonds	—	—	3,576	3,576
Short-Term Investments:
Municipal Bonds	—	1,010,680	300,078	1,310,758
Total	$ —	$127,556,032	$303,654	$127,859,686

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $121,710,293.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$6,489,118
Depreciation	(339,725)
Net unrealized appreciation (depreciation) of investments	$6,149,393

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investmentgrade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015